Note 10 - Deferred Revenues	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Liability from Contract with Customer [Text Block]
10—DEFERRED
REVENUES

Deferred revenues consist of the following:

	December 31,
	2018	2017
Deferred revenues on maintenance contracts	1,246	1,497
Deferred revenue on RPP	339	405
Deferred revenue on sale of devices	289	218
Deferred revenue on extension of warranty, included in sales contracts	855	676
Deferred research and development grants	173	61
Total	2,902	2,857
Less long term portion	(973)	(562)
Current portion	1,929	2,295

Deferred revenue on extension of warranty will be recognized over the following periods:

December 31, 2018

2019	167
2020	264
2021	218
2022	162
2023	44
Total	855

The components of deferred revenue on extension of warranty for year ended
December
31,
2018
are as follows:

Total
Beginning balance	676
New extension of warranty	331
Recognition of revenue	(152)
Ending balance	855